Trade Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Assets [Line Items]
Movements of Allowance for Doubtful Accounts, Trade Notes and Accounts Receivable

	Year Ended December 31
	2024	2025
	NT$	NT$
	(In Millions)
Beginning balance	$1,102	$1,143
Add: Provision for credit loss	179	196
Less: Amounts written off	(138)	(152)
Ending balance	$1,143	$1,187

Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Summary of Trade Notes and Accounts Receivable, Net

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Trade notes and accounts receivable	$27,169	$28,583
Less: Loss allowance	(1,143)	(1,187)
	$26,026	$27,396

Provision Matrix Arising from Telecommunications and Project Business

December 31, 2024

	Not Past Due	Past Due Less than 30 Days	Past Due 31 to 60 Days	Past Due 61 to 90 Days	Past Due 91 to 120 Days	Past Due 121 to 180 Days	Past Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-1%	1%-22%	2%-68%	11%-84%	21%-92%	39%-96%	100%
Gross carrying amount	$16,477	$335	$139	$75	$50	$48	$606	$17,730
Loss allowance (Lifetime ECL)	(51)	(24)	(34)	(31)	(33)	(34)	(606)	(813)
Amortized cost	$16,426	$311	$105	$44	$17	$14	$—	$16,917

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$5,548	$44	$83	$3	$1	$—	$280	$5,959
Loss allowance (Lifetime ECL)	(3)	(2)	(8)	(1)	(1)	—	(280)	(295)
Amortized cost	$5,545	$42	$75	$2	$—	$—	$—	$5,664

December 31, 2025

	Not Past Due	Past Due Less than 30 Days	Past Due 31 to 60 Days	Past Due 61 to 90 Days	Past Due 91 to 120 Days	Past Due 121 to 180 Days	Past Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-1%	2%-21%	2%-67%	13%-84%	27%-91%	55%-96%	100%
Gross carrying amount	$16,807	$419	$173	$41	$38	$29	$615	$18,122
Loss allowance (Lifetime ECL)	(52)	(27)	(31)	(35)	(31)	(26)	(615)	(817)
Amortized cost	$16,755	$392	$142	$6	$7	$3	$—	$17,305

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$5,636	$51	$6	$26	$43	$—	$286	$6,048
Loss allowance (Lifetime ECL)	(2)	(3)	(1)	(8)	(29)	—	(286)	(329)
Amortized cost	$5,634	$48	$5	$18	$14	$—	$—	$5,719